SCHEDULE OF STOCK OPTION ACTIVITY (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Option outstanding, beginning balance | shares	26,334
Weighted average exercise price. beginning balance	$ 707.63
Weighted average remaining contractual term, beginning balance	6 years 6 months 10 days
Aggregate intrinsic value, beginning balance | $
Option outstanding, granted | shares	555,000
Weighted average exercise price, granted	$ 1.17
Aggregate intrinsic value, granted
Option outstanding, exercised | shares
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised | $
Option outstanding, expired or forfeited | shares	(20)
Weighted average exercise price, expired or forfeited	$ 770.40
Aggregate intrinsic value, expired or forfeited | $
Option outstanding, ending balance | shares	581,314
Weighted average exercise price, ending balance	$ 33.15
Weighted average remaining contractual term, beginning balance	9 years 6 months 25 days
Aggregate intrinsic value, ending balance | $
Option, exercisable | shares	579,733
Weighted average exercise price, exercisable	$ 31.89
Weighted average remaining contractual term, exercisable	9 years 6 months 25 days
Aggregate intrinsic value, beginning balance | $
Option vested or expected to vest | shares	581,314
Weighted average exercise price, vested or expected to vest	$ 33.15
Weighted average remaining contractual term in years, vested and expected to vest	9 years 6 months 25 days
Aggregate intrinsic value, vested or expected to vest | $